Leases (Details 1) - ARS ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating Lease by lessor	$ 31,113	$ 64,307	$ 78,876
No later than one year [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating Lease by lessor	729	13,216	10,702
Later than one year and not later than five years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating Lease by lessor	20,681	29,731	49,741
Later than five years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating Lease by lessor	$ 9,703	$ 21,360	$ 18,433